Trade receivables and other customer-related balances - Ageing of receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value of financial instruments
Receivables	€ (14,954)	€ (16,493)
Payment terms	104 days
Trade receivables
Fair value of financial instruments
Receivables	€ (4,921)	(5,549)
Total net receivables | Credit risk
Fair value of financial instruments
Receivables	(6,125)	(6,812)
Reclassifications	29	(33)
Total net receivables | Current | Credit risk
Fair value of financial instruments
Receivables	(5,540)	(6,171)
Total net receivables | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	(150)	(203)
Total net receivables | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	(219)	(207)
Total net receivables | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	(216)	(231)
Gross carrying amount | Total net receivables | Credit risk
Fair value of financial instruments
Receivables	(6,722)	(7,456)
Gross carrying amount | Total net receivables | Current | Credit risk
Fair value of financial instruments
Receivables	(5,747)	(6,532)
Gross carrying amount | Total net receivables | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	(158)	(218)
Gross carrying amount | Total net receivables | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	(299)	(272)
Gross carrying amount | Total net receivables | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	(518)	(434)
Gross carrying amount | Total net receivables | Trade receivables | Credit risk
Fair value of financial instruments
Receivables	(5,270)	(5,949)
Gross carrying amount | Total net receivables | Trade receivables | Current | Credit risk
Fair value of financial instruments
Receivables	(4,404)	(5,117)
Gross carrying amount | Total net receivables | Trade receivables | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	(157)	(210)
Gross carrying amount | Total net receivables | Trade receivables | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	(279)	(267)
Gross carrying amount | Total net receivables | Trade receivables | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	(430)	(355)
Gross carrying amount | Total net receivables | Contract assets | Credit risk
Fair value of financial instruments
Receivables	(1,136)	(1,203)
Gross carrying amount | Total net receivables | Contract assets | Current | Credit risk
Fair value of financial instruments
Receivables	(1,136)	(1,203)
Gross carrying amount | Total net receivables | Contract assets | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	0	0
Gross carrying amount | Total net receivables | Contract assets | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	0	0
Gross carrying amount | Total net receivables | Contract assets | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	0	0
Gross carrying amount | Total net receivables | Customer financing-related loan receivables | Credit risk
Fair value of financial instruments
Receivables	(316)	(304)
Gross carrying amount | Total net receivables | Customer financing-related loan receivables | Current | Credit risk
Fair value of financial instruments
Receivables	(207)	(212)
Gross carrying amount | Total net receivables | Customer financing-related loan receivables | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	(1)	(8)
Gross carrying amount | Total net receivables | Customer financing-related loan receivables | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	(20)	(5)
Gross carrying amount | Total net receivables | Customer financing-related loan receivables | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	(88)	(79)
Accumulated impairment | Total net receivables | Credit risk
Fair value of financial instruments
Receivables	597	644
Accumulated impairment | Total net receivables | Credit risk | Emerging markets customer
Fair value of financial instruments
Receivables	318	311
Accumulated impairment | Total net receivables | Current | Credit risk
Fair value of financial instruments
Receivables	207	361
Accumulated impairment | Total net receivables | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	8	15
Accumulated impairment | Total net receivables | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	80	65
Accumulated impairment | Total net receivables | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	€ 302	€ 203